Employee Future Benefits - Components Recognized in OCI and Regulatory Assets (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Total recognized in comprehensive income	CAD 4	CAD 1
Defined Benefit Pension Plans
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Current year net actuarial losses (gains)	5	4
Past service costs/plan amendments	0	0
Amortization of actuarial losses	(1)	0
Foreign currency translation impacts	(1)	0
Income tax recovery	0	(1)
Total recognized in comprehensive income	3	3
Regulatory Assets, Pension and Other Postretirement Benefit Plans [Abstract]
Assets assumed on acquisition	0	23
Current year net actuarial losses (gains)	24	(1)
Past service credits/plan amendments	0	(10)
Amortization of actuarial losses	(44)	(47)
Amortization of past service (costs) credits	0	(1)
Foreign currency translation impacts	(17)	(9)
Regulatory adjustments	(1)	(11)
Total recognized in regulatory assets	(38)	(56)
Defined Benefit Plan, Expected Amortization, Next Fiscal Year [Abstract]
Future amortization of loss from AOCI	1
Defined Benefit Plan, Amount to be Amortized from Regulatory Asset Next Fiscal Year [ [Abstract]
Future amortization of loss from regulatory asset	46
Future amortization of prior service credit from regulatory asset	1
Future amorization of regulatory adjustments from regulatory asset	1
OPEB Plans
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Current year net actuarial losses (gains)	(1)	(2)
Past service costs/plan amendments	2	0
Amortization of actuarial losses	0	0
Foreign currency translation impacts	0	0
Income tax recovery	0	0
Total recognized in comprehensive income	1	(2)
Regulatory Assets, Pension and Other Postretirement Benefit Plans [Abstract]
Assets assumed on acquisition	0	3
Current year net actuarial losses (gains)	(35)	0
Past service credits/plan amendments	(5)	0
Amortization of actuarial losses	(1)	(4)
Amortization of past service (costs) credits	12	13
Foreign currency translation impacts	2	1
Regulatory adjustments	(6)	(6)
Total recognized in regulatory assets	(33)	CAD 7
Defined Benefit Plan, Amount to be Amortized from Regulatory Asset Next Fiscal Year [ [Abstract]
Future amortization of prior service credit from regulatory asset	8
Future amorization of regulatory adjustments from regulatory asset	CAD 4